Note 9 - Goodwill (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 13, 2010
Statement Line Items [Line Items]
Goodwill at end of period		$ 139,618
Impairment loss recognised in profit or loss, goodwill	139,618
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 1,948,082
ELL Technologies Limited [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value				$ 1,385,000
Goodwill at end of period				$ 139,618
Growth rate used to extrapolate cash flow projections	7.00%	8.00%
Actuarial assumption of expected rates of inflation	2.00%
Discount rate applied to cash flow projections	14.90%	14.90%
Impairment loss recognised in profit or loss, goodwill	$ 139,618	$ 0
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 1,948,082	$ 0